Schedule of Common Stock Available for Issuance (Details) - Common Class A [Member] - shares	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Class of Stock [Line Items]
Authorized number of shares of Class A Common Stock	285,000,000	285,000,000	285,000,000
Class A Common Stock outstanding	66,653,248	58,838,423	32,824,230
Reserve for conversion of Class B Common Stock	2,004,901	2,004,901
Reserve for exercise of common stock warrants	26,085,732	25,085,732
Reserve for Earnout Shares	3,500,000	3,500,000
Stock options and RSUs	11,449,152	15,640,506
Awards available for grant under 2023 Equity Incentive Plan	1,711,926	2,560,898
Reserve for issuance under 2023 Employee Stock Purchase Plan	687,055	687,055
Class A Common Stock available for issuance	172,907,986	176,039,676
Reserve for RaGE Earnout		642,809